1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000
VIA EDGAR
June 15, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720
Re:	The Gabelli Global Multimedia Trust Inc. Investment Company Act File No. 811-08476
Ladies and Gentlemen:
     On behalf of the above referenced investment company, a Maryland corporation (the “Fund”), we hereby transmit for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “1934 Act”), revised proxy materials.
     Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, the Fund plans to make available the revised proxy materials to shareholders of the Fund beginning on or about June 15, 2010. Should members of the staff have any questions regarding the enclosed materials, they should call the undersigned at 202-303-1288 or Michael A. Schwartz at 212-728-8267.

Very truly yours,
/s/ Y. Rachel Kuo
Y. Rachel Kuo

cc: Michael A. Schwartz
Enclosure
New York      Washington      Paris      London      Milan      Rome      Frankfurt      Brussels
in alliance with Dickson Minto W.S., London and Edinburgh